Interest in Joint Venture - Summary of Interest in Joint Ventures (Parenthetical) (Detail) R$ in Thousands		4 Months Ended
	Aug. 07, 2023 BRL (R$)	Aug. 07, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Apr. 20, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of joint operations [line items]
Cash and cash equivalents			R$ 164,095		R$ 3,541	R$ 843	R$ 4,117
Consumidor Positivo Participacoes S A [Member]
Disclosure of joint operations [line items]
Cash and cash equivalents			441
Current financial liabilities			R$ 0
Proportion of net asset			100.00%
Boa Vista Servicos S A [member]
Disclosure of joint operations [line items]
Cash and cash equivalents	R$ 1,174,989	R$ 1,174,989			R$ 1,382,268
Consideration transferred						R$ 720
Boa Vista Servicos S A [member] | BVRV Participacoes S A [Member]
Disclosure of joint operations [line items]
Cash and cash equivalents	495	495
Current financial liabilities	R$ 0	R$ 0
Proportion of net asset	100.00%	100.00%
Proportion of Contribution of Asset in Joint Venture		50
Consideration transferred	R$ 182,270	R$ 182,270		R$ 182,270
Proportion Of Share Of Other Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	55	55
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		R$ 3,010
proportion of other comprehensive income of associates and joint ventures	100